UNITED STATES
        SECURITIES AND EXCHANGE COMMISSION
       Washington, DC  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: March 31, 2009


Institutional Investment Manager Filing this Report:

Name:      Constitution Research & Management, Inc.
Address:   175 Federal Street 5th Floor
	      Boston, MA  02110

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     John W. Wadman
Title:    Trader
Phone:    617-342-8154

Signature: John W. Wadman     Place: Boston, MA       Date: 5/27/09
Report Type (Check only one.) :

[ x ]     13F HOLDINGS REPORT

[   ]     13F NOTICE

[   ]     13F COMBINATION REPORT

List of Other Managers reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934



FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:



List of Other Included Managers:

No.	13F File Number		Name


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Constitution Research & Management
                                                              FORM
13F
                                                           March 31,
2009


Voting Authority

--------------------------
                                                           Value
Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000)
Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -
------- --- ---- ------- ------------ -------- -------- --------

American Superconductor Corp   Common Stock     030111108      406
23475 SH       Sole                    23475
Angiodynamics Inc              Common Stock     03475V101      409
36365 SH       Sole                    36365
Art Technology Group           Common Stock     04289L107      564
221200 SH       Sole                   221200
Aspen Technology Inc           Common Stock     045327103      686
98150 SH       Sole                    98150
Atheros Communications         Common Stock     04743P108      376
25650 SH       Sole                    25650
COGO Group Inc                 Common Stock     192448108      724
108395 SH       Sole                   108395
CVD Equipment Corp             Common Stock     126601103       64
18200 SH       Sole                    18200
Cal Dive Int'l                 Common Stock     12802T101      594
87690 SH       Sole                    87690
Cavium Networks, Inc.          Common Stock     14965A101      712
61700 SH       Sole                    61700
Cognex Corp.                   Common Stock     192422103      360
26960 SH       Sole                    26960
CommVault Systems, Inc         Common Stock     204166102      343
31265 SH       Sole                    31265
Constant Contact Inc           Common Stock     210313102      753
53800 SH       Sole                    53800
Continental Airlines Cl B      Common Stock     210795308      189
21500 SH       Sole                    21500
DXP Enterprises Inc            Common Stock     233377407      622
60200 SH       Sole                    60200
Demandtec Inc                  Common Stock     24802R506      555
63400 SH       Sole                    63400
Dexcom Inc                     Common Stock     252131107      836
201865 SH       Sole                   201865
Double-Take Software Inc       Common Stock     258598101      432
63950 SH       Sole                    63950
Electro-Optical Sciences       Common Stock     285192100      254
58500 SH       Sole                    58500
Fuqi International, Inc.       Common Stock     36102A207      381
81000 SH       Sole                    81000
Genoptix Inc.                  Common Stock     37243V100      728
26694 SH       Sole                    26694
Grand Canyon Education, Inc.   Common Stock     38526M106      680
39395 SH       Sole                    39395
Heritage Crystal-Clean Inc     Common Stock     42726M106      292
39200 SH       Sole                    39200
Hibbett Sports Inc             Common Stock     428567101      428
22250 SH       Sole                    22250
Insituform Technologies Inc.   Common Stock     457667103      594
37975 SH       Sole                    37975
JetBlue Airways                Common Stock     477143101      355
97200 SH       Sole                    97200
LKQ Corp.                      Common Stock     501889208      394
27600 SH       Sole                    27600
Microsemi Corp.                Common Stock     595137100      743
64025 SH       Sole                    64025
Monolithic Power Systems Inc   Common Stock     609839105      452
29190 SH       Sole                    29190
NVE Corp. Commerce             Common Stock     629445206      722
25050 SH       Sole                    25050
Netezza Corp                   Common Stock     64111N101      743
108980 SH       Sole                   108980
Neutral Tandem, Inc            Common Stock     64128B108     1032
41950 SH       Sole                    41950
Nuance Communications          Common Stock     67020Y100      746
68830 SH       Sole                    68830
Portfolio Recovery Associates  Common Stock     73640Q105      285
10600 SH       Sole                    10600
Power Integrations Inc.        Common Stock     739276103      410
23850 SH       Sole                    23850
Pros Holding Inc               Common Stock     74346Y103      303
65100 SH       Sole                    65100
RBC Bearings Inc               Common Stock     75524B104      399
26145 SH       Sole                    26145
Skyworks Solutions Inc.        Common Stock     83088M102      389
48300 SH       Sole                    48300
Summer Infant Inc.             Common Stock     865646103      209
116700 SH       Sole                   116700
Supertex Inc.                  Common Stock     868532102      332
14365 SH       Sole                    14365
Taleo Corporation              Common Stock     87424N104      911
77100 SH       Sole                    77100
Tessera Technologies Inc       Common Stock     88164L100      543
40635 SH       Sole                    40635
Ultimate Software Group Inc.   Common Stock     90385D107      525
30425 SH       Sole                    30425
Ultralife Corporation          Common Stock     903899102      298
38600 SH       Sole                    38600
VNUS Medical Technologies      Common Stock     928566108     1474
69295 SH       Sole                    69295
Vocus Inc.                     Common Stock     92858J108      612
46050 SH       Sole                    46050
Volterra Semiconductor Corp    Common Stock     928708106      606
71840 SH       Sole                    71840
Websense Inc                   Common Stock     947684106      621
51720 SH       Sole                    51720
Whole Foods Market             Common Stock     966837106      271
16125 SH       Sole                    16125
REPORT SUMMARY                 48 DATA RECORDS               25357
0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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